Assets Subject to Lien and Assets Acquired Through Foreclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Collateral [Abstract]
Assets subjected to lien
(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2019
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds and others	Nonghyup bank	19,720	Related to bonds sold under repurchase agreements(*)
	Korean corporate debt securities	Kookmin bank and others	168,327	Related to bonds sold under repurchase agreements(*)
	Korean corporate debt securities	Eugene investment & futures co., Ltd.	3,008	Collateral for futures transaction
	Korean financial institutions’ debt securities and others	Nonghyup bank and others	219,938	Related to bonds sold under repurchase agreements(*)
Financial assets at FVTOCI	Korean financial institutions’ debt securities and others	The BOK and others	5,127,383	Settlement risk and others
	Foreign financial institutions’ debt securities	Spain BBVA and others	56,975	Related to bonds sold under repurchase agreements(*)
	Korean corporate debt securities	Nonghyup bank and others	9,042	Collateral for futures transaction
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	5,570	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government bonds and others	The BOK and others	6,190,630	Settlement risk and others
	Foreign financial institutions’ debt securities	NATIXIS and others	37,271	Related to bonds sold under repurchase agreements(*)
Loan at amortized cost and other financial assets	Due from banks in local currency	Branch of IBK at Phnom Penh and others	11,352	Collateral deposits for local currency borrowings
	Due from banks in local currency	Daishin AMC and others	1,500	Right of pledge
	Other due from banks in local currency	Samsung Securities Co., Ltd. and others	17,345	Margin deposit for futures or option
	Other due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	180,919	Foreign margin deposit for future or option and others
	Foreign currency loans	Industrial and Commercial Bank of China	82,594	Related to bonds sold under repurchase agreements(*)
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	689	Right to collateral and others

		Total	12,132,263

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

		December 31, 2020
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds and others	Kookmin bank and others	259,835	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government bonds and others	Korea Securities Depository	157,021	Securities borrowing collateral
	Korean treasury and government bonds and others	Shinhan Investment Corp.	42,428	Collateral for futures transaction
	Korean financial institutions’ debt securities and others	Korea Securities Depository	148,961	Securities borrowing collateral
	Korean financial institutions’ debt securities and others	Kookmin bank and others	150,496	Related to bonds sold under repurchase agreements(*)
	Korean financial institutions’ debt securities and others	TIMEFOLIO Co., Ltd.	19,958	Collateral for futures transaction
Financial assets at FVTOCI	Korean treasury and government bonds and others	Korea Securities Depository	473	Related to bonds sold under repurchase agreements(*)
	Korean financial institutions’ debt securities and others	The BOK and others	1,621,941	Settlement risk and others
	Foreign financial institutions’ debt securities	STANDARD BANKLONDON LTD	137,842	Related to bonds sold under repurchase agreements(*)
Securities at amortized cost	Korean treasury and government bonds and others	The BOK and others	8,111,193	Settlement risk and others
	Foreign financial institutions’ debt securities	NATIXIS and others	40,987	Related to bonds sold under repurchase agreements(*)
	Foreign financial institutions’ debt securities	Federal Reserve Bank	14,377	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co., Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	Samsung Securities Co., Ltd. and others	39,005	Margin deposit for futures or option
	Other due from banks in local currency	Korea Federation of Savings Banks	47,805	Domestic exchange business
	Other due from banks in foreign currencies	JPMORGAN CHASE BANK and others	755,177	Collateral for CSA and others
	Foreign currency loan	Industrial and Commercial Bank of China	50,088	Related to bonds sold under repurchase agreements(*)
	Mortgage loan	Public offering	3,190,889	Related to covered bonds
Investment property	Land and building	Credit Counselling & Recovery Service and others	5,676	Right to collateral and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	1,969	Right to collateral and others

		Total	14,797,621

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

Assets acquired through foreclosures
(2)	As of December 31, 2019 and 2020, assets acquired through foreclosures are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Investment properties
Land	—	5,425
Other assets
Land for non-business use	27	10,684
Building for non-business use	—	1,966
Movables for non-business use	—	155
Real estate assessment provision for non-business use	(27)	(670)
Sub-total	—	12,135
Assets held for sale
Land	5,143	5,477
Building	4,742	3,568
Others	577	546
Sub-total	10,462	9,591

Total	10,462	27,151

Schedule of securities loaned
(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	80,737	100,345	Korea Securities Finance Corporation

Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	9,340,517	—

	December 31, 2020
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,573,982	—